Consolidated Statements of Equity - USD ($) $ in Millions	Total	Transition Effect of Update in Accounting Standard [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Additional Paid-In Capital [Member] Transition Effect of Update in Accounting Standard [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Transition Effect of Update in Accounting Standard [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2019	$ 7,111		$ 1,157	$ 2,992		$ (328)	$ 2,747		$ 475	$ 68
Repurchase of common stock	(125)					(125)
Issuance of senior convertible bonds	184			184
Settlement of senior convertible bonds	(11)			(269)		258
Stock-based compensation expense	155			155		102	(102)
Comprehensive income (loss):
Net income	1,108						1,106			2
Other comprehensive income (loss), net of tax	248								248
Comprehensive income (loss)	1,356
Dividends to noncontrolling interest	(12)									(12)
Dividends	(152)						(152)
Ending Balance at Dec. 31, 2020	8,506		1,157	3,062		(93)	3,599		723	58
Repurchase of common stock	(485)					(485)
Settlement of senior convertible bonds	(530)			(750)		220
Stock-based compensation expense	221			221		158	(158)
Comprehensive income (loss):
Net income	2,006						2,000			6
Other comprehensive income (loss), net of tax	(227)								(227)
Comprehensive income (loss)	1,779
Dividends	(218)						(218)
Ending Balance at Dec. 31, 2021	9,273	$ (92)	1,157	2,533	$ (117)	(200)	5,223	$ 25	496	64
Repurchase of common stock	(346)					(346)
Stock-based compensation expense	215			215		278	(278)
Comprehensive income (loss):
Net income	3,966						3,960			6
Other comprehensive income (loss), net of tax	(35)								(36)	1
Comprehensive income (loss)	3,931
Dividends to noncontrolling interest	(6)									(6)
Dividends	(217)						(217)
Ending Balance at Dec. 31, 2022	$ 12,758		$ 1,157	$ 2,631		$ (268)	$ 8,713		$ 460	$ 65